Accounts Receivable (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Credit Loss [Abstract]
Bad debt expense	$ 2,275	$ 0	$ 0	$ 0